Financial risk management and financial instruments - Significant Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2026 R / €	Jun. 30, 2026 R / € R / $	Jun. 30, 2025 R / €	Jun. 30, 2025 R / $ R / €	Jun. 30, 2026 R / $	Jun. 30, 2025 R / $
Financial risk management and financial instruments
Average rate	19.7	16.89	19.76	18.17
Closing rate	18.72	18.72	20.92	20.92	16.39	17.75